Consolidated statements of operations and comprehensive loss (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Weighted average number of shares outstanding	27,064,902	26,004,519	25,095,027